Debt - Narrative (Details)		12 Months Ended
	Jul. 25, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 31, 2017 EUR (€)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 EUR (€)	Jun. 21, 2017 USD ($)	Jun. 12, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt
Principal		$ 8,481,178,000							$ 7,956,842,000
Payments for general corporate purposes | €	€ 40,000,000
Minimum principal balance of intercompany loans securing the debt		10,000,000
Unused available liquidity		$ 1,974,000,000							$ 2,367,000,000
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate (as a percent)		7.50%	7.50%
Term Loan Facility due 2023
Debt
Effective interest rate (as a percent)		2.05%	2.05%
Term Loan Facilities due 2019
Debt
Minimum principal balance of intercompany loans securing the debt		$ 10,000,000
Revolving Credit Facilities due 2021
Debt
Effective interest rate (as a percent)		3.48%	3.48%						2.42%
Commitment fees (as a percent)		0.725%
Utilization fee (as a percent)		0.15%
Revolving Credit Facility A
Debt
Maximum amount				€ 1,200,000,000	$ 1,800,000,000.0
Revolving Credit Facility B
Debt
Maximum amount | €				€ 725,000,000		€ 1,050,000,000.00
Senior Notes
Debt
Principal		$ 5,987,578,000							$ 6,572,665,000
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Principal		$ 144,303,000						$ 500,000,000	$ 500,000,000
Stated interest rate (as a percent)		7.50%	7.50%					7.50%	7.50%
Total purchase amount							$ 355,700,000
Repurchase amount							$ 393,500,000
Loss on extinguishment of debt		$ 25,700,000
Effective interest rate (as a percent)		5.67%	5.67%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal		$ 599,650,000	€ 500,000,000						$ 527,050,000
Stated interest rate (as a percent)	6.625%	6.625%	6.625%						6.625%
Repayments of debt | €	€ 500,000,000
Effective interest rate (as a percent)		7.74%	7.74%
Term loan | Term Loan Facility due 2023
Debt
Principal	1,500,000,000	$ 1,798,950,000
Term loan | Term Loan Facilities due 2019
Debt
Principal									$ 843,280,000
Repayments of debt | €	800,000,000
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Debt
Principal		$ 95,000,000							$ 540,820,000
Repayments of debt | €	€ 160,000,000